Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes
5. Income Taxes
As a REIT, the Company is generally not subject to federal income tax but is subject to certain state and local income taxes as well as federal income and excise tax on its undistributed income. STORE Investment Corporation, the Company’s wholly owned taxable REIT subsidiary (“TRS”) created to engage in non-qualifying
REIT activities, is subject to federal, state and local income taxes, but these annual taxes have historically been and are currently estimated to be negligible and have not been nor will be impacted by the Merger transaction, the income tax implications of which (to the Company) are referenced hereinafter.
Following the Merger, the Company’s ownership structure and status as a privately held REIT caused multiple state income tax jurisdictions to view the Company as a captive REIT, resulting in state income tax liabilities to which the Company was not previously subject when it was publicly traded. During the year ended December 31, 2025, the Company’s status as a captive REIT ceased in most states, which significantly reduced current and future state income tax liabilities resulting from the captive REIT status. As such, the Company expects its state effective income tax rate, with respect to most jurisdictions, to be zero for the foreseeable future. After applying the projected future effective income tax rate of approximately zero to the Company’s temporary differences, the $11.7 million balance in its net deferred tax liability recorded at December 31, 2024 was reversed in full during 2025, resulting in the recognition of a net tax benefit.

The components of the Company’s income tax provision are listed below (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023
Current state income tax expense	$1,753	$6,079	$6,776	$703
Deferred state income tax (benefit) expense	(11,659)	(4,132)	15,791	—

Total income tax (benefit) expense	$(9,906)	$1,947	$22,567	$703

A reconciliation of the expected tax computed at the U.S. statutory federal income tax rate to the total provision (benefit) for income taxes is shown below (in thousands):

	Year Ended December 31, 2025		Year Ended December 31, 2024		Period from February 3, 2023 through December 31, 2023 (a)
	Amount	Percent	Amount	Percent	Amount	Percent
Income (loss) before taxes	$157,464	100.0%	$126,040	100.0%	$(116,092)	100.0%
Income tax expense (benefit) at federal statutory rate	33,067	21.0%	26,469	21.0%	(24,379)	21.0%
State taxes, net of federal benefit (b)	(9,906)	(6.3)%	2,554	2.0%	(1,109)	1.0%
Income excluded from US taxation (c)	(33,067)	(21.0)%	(26,469)	(21.0)%	24,379	(21.0)%
Difference and changes in tax rates	—	—	2,249	1.8%	(86)	0.1%
Return to provision and other	—	—	(612)	(0.5)%	255	(0.2)%
Change in valuation allowance	—	—	(2,244)	(1.8)%	23,507	(20.3)%

Tax on income	$(9,906)	(6.3)%	$1,947	1.5%	$22,567	(19.4)%

(a)	The Company’s income tax expense was immaterial for the period from January 1, 2023 to February 2, 2023, therefore a reconciliation was not presented for such period.
(b)	State taxes in Illinois, Indiana and New York made up the majority (greater than 50%) of the tax effect in this category.
(c)	For the year ended December 31, 2025, income excluded from US taxation represents the effect of the dividends paid deduction.
As required by ASC Topic 740,
Income Taxes
, management of the Company has evaluated the evidence bearing upon the realizability of its deferred tax assets, which is ultimately dependent upon the sources of future taxable income during the periods temporary differences become deductible. Based on the weight of available evidence, both positive and negative, during the year ended December 31, 2024, management determined that it was
“more-likely-than-not”
that the Company would not realize the benefits of some of its deferred tax assets. Accordingly, the Company recorded a valuation allowance of $24.2 million at December 31, 2024. Because the Company’s status as a captive REIT ceased in most states during the year ended December 31, 2025, the $24.2 million valuation allowance, in addition to all gross deferred tax assets and liabilities, was reversed in full during the same period. As a result, the Company had no gross or net deferred tax assets or liabilities recorded on its balance sheet, nor did it present a schedule of tax effected significant temporary differences as of and for the period ended December 31, 2025.

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2024 were as follows (in thousands):

Deferred tax assets:
Property and equipment, net	$22,538
Other deferred tax asset	2,326

Total deferred tax assets	24,864
Less valuation allowance	(24,173)

Net deferred tax asset	691
Deferred tax liabilities:
Intangible assets	(6,437)
Ground lease assets	(965)
Debt discount and deferred financing costs	(4,827)
Other deferred tax liabilities	(121)

Total deferred tax liabilities	(12,350)

Net deferred tax liability	$(11,659)

Certain state tax returns filed for 2021 and federal and state tax returns filed for 2022 through 2024 are subject to examination by these jurisdictions. As of December 31, 2025, management concluded that there is no tax liability relating to uncertain income tax positions. The Company’s policy is to recognize interest related to any underpayment of income taxes as interest expense and to recognize any penalties as general and administrative expense. There was no accrual for interest or penalties at December 31, 2025 or December 31, 2024.
The Company’s common stock distributions were characterized for federal income tax purposes as follows (per share for Predecessor periods):

	Successor (a)			Predecessor (b)
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023
Ordinary income dividends	$383,938,534	$352,856,002	$284,026,090	$—
Return of capital	416,261,466	386,143,998	225,973,910	—
Cash liquidation distributions	—	—	—	32.2500

Total	$800,200,000	$739,000,000	$510,000,000	$32.2500

(a)
For the Successor periods ended December 31, 2025, 2024 and 2023, there were 1,000 common shares authorized, issued and outstanding. Successor preferred shares and distributions thereon are excluded from the table above.

(b)	For the Predecessor period ended February 2, 2023, there were 375,000,000 common shares authorized and 282,684,998 shares issued and outstanding.